Schedule of Investments

July 31, 2019 (Unaudited)

Schedule of Investments
LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Common Stock (99.6%)
Aerospace & Defense (2.8%)
Huntington Ingalls Industries	1,920	$438
Raytheon	5,200	948
United Technologies	4,700	628

		2,014

Agricultural Products (0.4%)
Ingredion	3,800	293

Automotive (1.2%)
Cooper-Standard Holdings*	3,300	163
Ford Motor	38,400	366
Toyota Motor ADR	2,900	374

		903

Automotive Retail (1.8%)
AutoZone*	1,200	1,347

Banks (4.6%)
Bank of Montreal	5,200	389
Bank of Nova Scotia	7,900	422
Canadian Imperial Bank of Commerce	4,500	354
JPMorgan Chase	3,200	371
PNC Financial Services Group	4,600	658
Toronto-Dominion Bank	7,700	450
US Bancorp	12,300	703

		3,347

Biotechnology (1.7%)
Amgen	3,800	709
Gilead Sciences	7,600	498

		1,207

Cable & Satellite (0.7%)
Cogeco Communications	6,400	505

Chemicals (0.7%)
Eastman Chemical	6,720	506

Commercial Services (0.8%)
Western Union	27,700	582

Computers & Peripherals (0.5%)
Canon ADR	13,800	374

Computers & Services (2.8%)
Apple	3,100	661
Oracle	24,500	1,379

		2,040

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Consumer Staples (0.7%)
Kimberly-Clark	3,500	$475

Drug Retail (1.0%)
Walgreens Boots Alliance	13,300	725

Electrical Components & Equipment (1.0%)
Eaton	9,100	748

Electrical Services (9.0%)
Ameren	10,300	780
American Electric Power	4,800	421
Edison International	11,300	842
Entergy	11,700	1,236
Exelon	34,900	1,573
FirstEnergy	8,400	369
Portland General Electric	9,600	526
PPL	14,600	433
Public Service Enterprise Group	6,100	349

		6,529

Environmental & Facilities Services (3.6%)
Republic Services, Cl A	14,200	1,259
Waste Management	11,900	1,392

		2,651

Food, Beverage & Tobacco (5.9%)
Altria Group	22,400	1,054
Campbell Soup	7,100	294
JM Smucker	10,300	1,145
Kellogg	6,700	390
Tyson Foods, Cl A	17,700	1,407

		4,290

General Merchandise Stores (3.2%)
Canadian Tire, Cl A	4,000	437
Target	21,800	1,883

		2,320

Health Care Facilities (0.5%)
HCA Holdings	2,900	387

Health Care REIT’s (0.5%)
National Health Investors	2,900	230
Senior Housing Properties Trust	13,100	108

		338

Hotel & Resort REIT’s (0.5%)
Apple Hospitality	22,100	347

Insurance (9.8%)
Aflac	29,000	1,527
Allstate	15,100	1,622
American Financial Group	5,800	594

1

Schedule of Investments

July 31, 2019 (Unaudited)

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Insurance (continued)
Assured Guaranty	8,500	$371
Berkshire Hathaway, Cl B*	8,200	1,684
CNA Financial	9,200	441
Loblaw	10,100	524
Travelers	2,700	396

		7,159

IT Consulting & Other Services (3.5%)
Amdocs	21,500	1,376
International Business Machines	7,700	1,141

		2,517

Machinery (0.8%)
Allison Transmission Holdings	13,000	597

Media & Entertainment (1.6%)
Comcast, Cl A	27,300	1,179

Mortgage REIT’s (2.5%)
Annaly Capital Management	94,700	905
Chimera Investment	23,700	457
Starwood Property Trust	19,000	441

		1,803

Multimedia (0.8%)
Walt Disney	3,900	558

Office REIT’s (0.7%)
Piedmont Office Realty Trust, Cl A	25,200	524

Paper Packaging (1.4%)
Sealed Air	10,800	452
Sonoco Products	9,500	570

		1,022

Petroleum & Fuel Products (3.2%)
ExxonMobil	7,200	535
Phillips 66	9,800	1,005
Valero Energy	9,300	793

		2,333

Pharmaceuticals (10.0%)
Eli Lilly	6,300	687
GlaxoSmithKline ADR	14,900	615
Johnson & Johnson	14,300	1,862
Merck	21,000	1,743
Pfizer	49,700	1,930
Sanofi ADR	10,200	425

		7,262

LSV U.S. Managed Volatility Fund
	Shares	Value (000)
Reinsurance (0.6%)
Reinsurance Group of America, Cl A	2,700	$421

Retail (3.0%)
Kohl’s	5,000	269
Kroger	27,600	584
Walmart	11,900	1,314

		2,167

Retail REIT’s (0.6%)
Retail Properties of America, Cl A	38,200	465

Semi-Conductors/Instruments (2.8%)
Intel	40,700	2,057

Specialized REIT’s (1.7%)
Gaming and Leisure Properties	17,100	645
Omega Healthcare Investors	15,900	577

		1,222

Telephones & Telecommunications (12.0%)
AT&T	42,700	1,454
China Telecom ADR	8,400	376
Cisco Systems	35,700	1,978
Corning	13,600	418
F5 Networks*	2,300	337
Motorola Solutions	5,700	946
Nippon Telegraph & Telephone ADR	18,100	819
TELUS	11,600	417
Verizon Communications	36,900	2,039

		8,784

Wireless Telecommunication Services (0.7%)
China Mobile ADR	11,400	486

TOTAL COMMON STOCK
(Cost 64,015)		72,484

2

Schedule of Investments

July 31, 2019 (Unaudited)

LSV U.S. Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
South Street Securities 2.300%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $403 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $379, 0.000% - 3.000%, 11/30/19 - 02/15/49; total market value $411)	$403	$ 403

TOTAL REPURCHASE AGREEMENT (Cost 403)		403

Total Investments – 100.2% (Cost $64,417)		$ 72,887

Percentages are based on Net Assets of $72,919 (000).

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,484	$—	$—	$72,484
Repurchase Agreement	—	403	—	403

Total Investments in Securities	$72,484	$403	$—	$72,887

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-007-1100

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